Cover	Dec. 18, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2025
Current Fiscal Year End Date	--10-31
Entity File Number	811-22485
Entity Registrant Name	abrdn Income Credit Strategies Fund
Entity Central Index Key	0001503290
Entity Tax Identification Number	80-0660749
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1900 Market Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	800
Local Phone Number	522-5465
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	ACP
Security Exchange Name	NYSE
5.250% Series A Perpetual Preferred Shares (Liquidation Preference $25.00)
Title of 12(b) Security	5.250% Series A Perpetual Preferred Shares (Liquidation Preference $25.00)
Trading Symbol	ACP PRA
Security Exchange Name	NYSE